CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Twin Vee Powercarsco [Member]
Net sales	$ 3,428,977	$ 2,901,318	$ 11,796,886	$ 12,504,482
Cost of products sold (excluding depreciation & amortization)	3,474,206	3,046,975	10,650,948	12,170,486
Gross (loss) profit	(45,229)	(145,657)	1,145,938	333,996
Operating expenses:
Selling, general and administrative	650,728	764,757	1,854,553	2,214,670
Salaries and wages	1,016,894	1,145,568	3,038,959	3,641,185
Professional fees	206,798	403,387	543,316	1,111,079
Impairment of property & equipment	360,151		360,151	1,674,000
Loss on lease termination	4,478		57,903
Loss on sale of property & equipment	72,592	172,684	135,603	172,684
Gain on sale of R&D assets		(50,097)		(50,097)
Depreciation and amortization	419,825	440,458	1,287,048	1,300,697
Research and development		89,403		583,878
Total operating expenses	2,731,466	2,966,160	7,277,533	10,648,096
Loss from operations	(2,776,695)	(3,111,817)	(6,131,595)	(10,314,100)
Other income (expense):
Dividend income		50,898		447,571
Other income	893	480	51,926	33,442
Interest expense	(12,581)	(57,034)	(68,340)	(178,922)
Interest income	32,870	99,418	128,185	107,297
Unrealized gain on marketable securities		8,148		5,204
Realized gain on marketable securities				35,210
Total other income	21,182	101,910	111,771	449,802
Loss before income tax	(2,755,513)	(3,009,907)	(6,019,824)	(9,864,298)
Income tax provision
Net loss	(2,755,513)	(3,009,907)	(6,019,824)	(9,864,298)
Less: Net loss attributable to noncontrolling interests		(497,742)		(2,720,204)
Net loss attributed to stockholders of Twin Vee PowerCats Co, Inc.	$ (2,755,513)	$ (2,512,165)	$ (6,019,824)	$ (7,144,094)
Basic loss per share of common stock	$ (1.23)	$ (2.64)	$ (3.21)	$ (7.50)
Dilutive loss per share of common stock	$ (1.23)	$ (2.64)	$ (3.21)	$ (7.50)
Weighted average number of shares of common stock outstanding basic	2,237,299	952,000	1,877,506	952,000
Weighted average number of shares of common stock outstanding dilutive	2,237,299	952,000	1,877,506	952,000